PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	¥ 395,868		¥ 432,465
Depreciation charge for the year	(50,631)		(60,802)	¥ (68,303)
Impairment	(125)		(8,639)	(10,768)
Balance at end of period	407,337	$ 59,245	395,868	432,465
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	893,738		873,326
Additions	57,705		49,036
Acquisitions	264
Disposals and write-offs	(2,792)		(3,491)
Exchange differences	21,858		(25,133)
Balance at end of period	970,773		893,738	873,326
Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(497,870)		(440,861)
Depreciation charge for the year	(50,631)		(60,802)
Impairment	(5,790)		(8,639)
Disposals and write-offs	1,535		1,443
Exchange differences	(10,680)		10,989
Balance at end of period	(563,436)		(497,870)	(440,861)
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	392,914
Balance at end of period	404,630		392,914
Oil and gas properties [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	889,001		867,626
Additions	57,619		48,937
Acquisitions	264
Disposals and write-offs	(2,751)		(2,577)
Exchange differences	21,743		(24,985)
Balance at end of period	965,876		889,001	867,626
Oil and gas properties [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(496,087)		(439,123)
Depreciation charge for the year	(50,239)		(60,442)
Impairment	(5,790)		(8,639)
Disposals and write-offs	1,497		1,185
Exchange differences	(10,627)		10,932
Balance at end of period	(561,246)		(496,087)	(439,123)
Vehicles and office equipment and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	2,954
Balance at end of period	2,707		2,954
Vehicles and office equipment and others [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	4,737		5,700
Additions	86		99
Disposals and write-offs	(41)		(914)
Exchange differences	115		(148)
Balance at end of period	4,897		4,737	5,700
Vehicles and office equipment and others [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(1,783)		(1,738)
Depreciation charge for the year	(392)		(360)
Disposals and write-offs	38		258
Exchange differences	(53)		57
Balance at end of period	¥ (2,190)		¥ (1,783)	¥ (1,738)